October 26, 2020

BNY MELLON INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio ("SCSIP")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
David France[1]	7	$12.1B	103	$95B	59	$114B
Todd Frysinger[2]	7	$12.1B	103	$95B	59	$114B
Vlasta Sheremeta[3]	7	$12.1B	103	$95B	59	$114B
Michael Stoll[4]	7	$12.1B	103	$95B	59	$114B
Marlene Walker Smith[5]	7	$12.1B	103	$95B	59	$114B

1  Because Mr. France became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

2  Because Mr. Frysinger became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

3  Because Ms. Sheremeta became a primary portfolio manager of SCSIP as of October 26, 2020, her information is as of September 30, 2020.

4  Because Mr. Stoll became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

5  Because Ms. Smith became a primary portfolio manager of SCSIP as of October 26, 2020, her information is as of September 30, 2020.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
David France	None.	N/A	N/A
Todd Frysinger	None.	N/A	N/A
Vlasta Sheremeta	None.	N/A	N/A
Michael Stoll	None.	N/A	N/A
Marlene Walker Smith	None.	N/A	N/A

IPSRG-SAISTK-1020

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
David France[1]	SCSIP	None
Todd Frysinger[2]	SCSIP	None
Vlasta Sheremeta[3]	SCSIP	None
Michael Stoll[4]	SCSIP	None
Marlene Walker Smith[5]	SCSIP	None

1  Mr. France became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

2  Mr. Frysinger became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

3  Ms. Sheremeta became a primary portfolio manager of SCSIP as of October 26, 2020, her information is as of September 30, 2020.

4  Mr. Stoll became a primary portfolio manager of SCSIP as of October 26, 2020, his information is as of September 30, 2020.

5  Ms. Smith became a primary portfolio manager of SCSIP as of October 26, 2020, her information is as of September 30, 2020.